Securitizations and Variable Interest Entities, Income Statement Impacts for Affordable Housing and Renewable Energy Tax Credit Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024
Variable Interest Entity [Line Items]
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	2,971	1,650	1,549
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Cash Flows [Extensible Enumeration]	(3,990)	(3,176)	(2,854)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, after Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)	Income tax expense (benefit)
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, after Amortization, Statement of Cash Flows [Extensible Enumeration]	(1,019)	(1,526)	(1,305)
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	$ 60,644	$ 57,336
Total loans	912,745	936,682
VIEs that we do not consolidate [Member]
Variable Interest Entity [Line Items]
Income (loss) before income tax expense	(66)	(634)	$ (473)
Proportional amortization of investments	2,971	1,650	1,549
Income tax credits and other income tax benefits	(3,990)	(3,176)	(2,854)
Net expense (benefit) recognized within income tax expense	(1,019)	(1,526)	(1,305)
Net income (loss) related to affordable housing and renewable energy tax credit investments	$ 953	$ 892	$ 832
Involvement With Tax Credit VIEs Textual [Abstract]
Investment program commitment, payment period	3 years	3 years
VIEs that we do not consolidate [Member] | Accrued expenses and other liabilities [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Investment program, commitment	$ 6,400
VIEs that we do not consolidate [Member] | Long-term debt [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Investment program, commitment		$ 4,900		$ 4,900
VIEs that we do not consolidate [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	29,100	30,600
VIEs that we do not consolidate [Member] | Tax credit structures [Member] | Unfunded equity and loan commitment [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Maximum exposure to loss	5,500	8,700
VIEs that we do not consolidate [Member] | Carrying value [Member] | Tax credit structures [Member]
Involvement With Tax Credit VIEs Textual [Abstract]
Equity securities	21,700	19,700
Total loans	$ 1,900	$ 2,100